Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments and Contingencies	The total future minimum lease payments under the non-cancellable operating lease with respect to the office as of June 30, 2023 are payable as follows:
Lease Commitment
Within 1 year	$694
1-3 years	823
Total	$1,517